Financial Instruments and Risk Management - Sensitivity analysis (Details) $ in Thousands		12 Months Ended
	Oct. 19, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'		$ (6,989)	$ (459)
Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'		(578)
Derivative Liability at end of period		8,786
Smoke Cartel, Inc. | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration from acquisition		1,319
Blessed CBD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'	$ 9
Derivative Liability at end of period	$ 4,323
Blessed CBD | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put obligation liability from acquisition		4,323
FABCBD | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put obligation liability from acquisition		$ 3,722
Expected cash flows | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value assumption		710
Percentage of change in unobservable inputs		10.00%